Income Tax Expense - Deferred Tax Assets That Have Not Been Recognized (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unutilized tax losses	¥ 414,226	$ 55,925	¥ 396,232
Unutilized capital allowances and investment allowances	107,613	15,185	107,588
Other unrecognized temporary differences relating to asset impairment and deferred grants	215,296	31,456	222,868
Deferred tax assets have not been recognised	¥ 737,135	$ 102,566	¥ 726,688